Funds Held for Customers - Summary of Funds Held for Customers (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Funds Held For Customers [Line Items]
Total funds held for customers	$ 1,355,831	$ 1,333,597	$ 917,135
Total funds held for customers, net of income earned by the Company	1,353,552	1,329,306	915,013
Other Current Assets
Funds Held For Customers [Line Items]
Less - income earned by the Company	(2,279)	(4,291)	(2,122)
Certificates of Deposit
Funds Held For Customers [Line Items]
Total funds held for customers	78,714	105,377	185,360
Restricted Cash and Other Receivables
Funds Held For Customers [Line Items]
Total funds held for customers	346,327	470,971	261,555
Restricted Cash Equivalents
Funds Held For Customers [Line Items]
Total funds held for customers	442,300	424,219	303,650
Corporate Bonds
Funds Held For Customers [Line Items]
Total funds held for customers	469,071	302,070	$ 166,570
U.S. Treasury Securities
Funds Held For Customers [Line Items]
Total funds held for customers	$ 19,419	$ 30,960